SCOPE OF CONSOLIDATION - Schedule Of Other Investments (Details) - Other investments - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	$ 353	$ 299
ArcelorMittal XCarb®
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	168	152
Stalprodukt S.A.
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	69	58
Others
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	$ 116	$ 89